Temporary Equity (Tables)	9 Months Ended
Sep. 30, 2019
Temporary Equity Disclosure [Abstract]
Temporary Equity

redemption amount. From the date of the IPO through September 30, 2019, the Company recorded adjustments to the value of temporary equity as presented in the table below:

Temporary Equity Adjustments
(In thousands)
Balance—April 17, 2019(1)	$518,000
Net loss attribution post-IPO	(2,941)
Distribution of pre-IPO restricted cash to Original Owners	(441)
Adjustment of temporary equity to redemption amount(2)	97,344

Balance—June 30, 2019	$611,962

Net income attribution 3Q, 2019	$5,318
Distribution to non-controlling interest	(9,497)
Adjustment of temporary equity to redemption amount(3)	(3,797)

Balance—September 30, 2019	$603,986

(1)	Based on 28,777,802 shares of Class B common stock outstanding and Class A share price of $18.00 at IPO date.
(2)	Based on 28,777,802 shares of Class B common stock outstanding and Class A share 10-day VWAP of $21.27 at June 28, 2019.
(3)	Based on 28,777,802 shares of Class B common stock outstanding and Class A share 10-day VWAP of $20.99 at September 30, 2019.